Average Annual Total Returns - Institutional - Vanguard SP 500 Growth Index Fund	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV 5 Years	ETF Shares Based on NAV Since Inception	ETF Shares Based on NAV Inception Date	ETF Shares Return After Taxes on Distributions 1 Year	ETF Shares Return After Taxes on Distributions 5 Years	ETF Shares Return After Taxes on Distributions Since Inception	ETF Shares Return After Taxes on Distributions Inception Date	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price 5 Years	ETF Shares Based on Market Price Since Inception	ETF Shares Based on Market Price Inception Date	S&P 500 Growth Index (reflects no deduction for fees, expenses, or taxes) 1 Year	S&P 500 Growth Index (reflects no deduction for fees, expenses, or taxes) 5 Years	S&P 500 Growth Index (reflects no deduction for fees, expenses, or taxes) Since Inception	S&P 500 Growth Index (reflects no deduction for fees, expenses, or taxes) Inception Date	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Inception Date
Total	31.03%	13.36%	16.01%	Sep. 07, 2010	30.61%	12.98%	15.64%	Sep. 07, 2010	18.63%	10.63%	13.46%	Sep. 07, 2010	31.06%	13.34%	16.01%	Sep. 07, 2010	31.13%	13.52%	16.18%	Sep. 07, 2010	30.90%	11.18%	14.46%	Sep. 07, 2010